RISKS	12 Months Ended
Dec. 31, 2024
Risks
RISKS

NOTE 17 – RISKS

A.	Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Internal credit rating has been given to each category of debtors after considering aging, historical observed default rates, repayment history and past due status of respective accounts receivable. Estimated loss rates are based on probability of default and loss given default with reference to an external credit report and are adjusted for reasonable and supportable forward-looking information that is available without undue costs or effort while credit-impaired trade balances were assessed individually. In this regard, the directors consider that the Company’s credit risk is significantly reduced. The maximum potential loss of accounts receivable for the years ended December 31, 2024, 2023 and 2022 was $1,360,656, $2,131,371 and $1,917,732.

Bank balances

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)

Deposits and other receivables

The Company assessed the impairment for its other receivables individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for deposits and other receivables as of December 31, 2024 and 2023 was $1,749,619 and $0.

B.	Interest risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s variable-rates short-term bank loans and bank balances.

The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The Company’s monetary assets and liabilities are mainly denominated in HK$ and NT$, which are the same as the functional currencies of the relevant group entities. Hence, in the opinion of the directors of the Company, the currency risk of $ is considered insignificant. The Company currently does not have a foreign currency hedging policy to eliminate the currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.

C.	Economic and political risks

The Company’s operations are mainly conducted in HK SAR. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in HK SAR.

The Company’s operations in HK SAR are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in HK SAR, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

D.	Inflation Risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the Company’s consolidated financial statements; however, significant increases in the price of labor that cannot be passed to the Company’s customers could adversely impact the Company’s results of operations.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)